FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Description of derivative financial instruments (Details) - 12 months ended Dec. 31, 2017 $ in Thousands, $ in Millions	CAD ($) $ / $	USD ($)
Foreign exchange forward contracts
Financial instruments and financial risk management
Average exchange rate | $ / $	1.2936
Notional amount sold	$ 151.4
Principal amount		$ 117,000
5.000% Senior Notes due 2022 | Cross-currency interest rate swaps
Financial instruments and financial risk management
Average exchange rate | $ / $	0.9983
Principal amount		$ 543,125
Annual nominal interest rate (in percentage)		5.00%
Annual interest rate on notional amount (as a percent)		6.01%
5.000% Senior Notes due 2022 | Cross-currency interest rate swaps
Financial instruments and financial risk management
Average exchange rate | $ / $	1.0016
Principal amount		$ 256,875
Annual nominal interest rate (in percentage)		5.00%
Annual interest rate on notional amount (as a percent)		5.81%
5.375% Senior Notes due 2024 | Cross-currency interest rate swaps
Financial instruments and financial risk management
Average exchange rate | $ / $	1.1034
Principal amount		$ 158,605
Annual nominal interest rate (in percentage)		5.375%
Annual interest rate on notional amount, interest rate basis	Bankers' acceptance 3 months
Annual interest rate on notional amount, adjustment to interest rate basis (as a percent)		2.67%
5.375% Senior Notes due 2024 | Cross-currency interest rate swaps
Financial instruments and financial risk management
Average exchange rate | $ / $	1.1039
Principal amount		$ 441,395
Annual nominal interest rate (in percentage)		5.375%
Annual interest rate on notional amount (as a percent)		5.62%
5.125% Senior Notes due 2027 | Cross-currency interest rate swaps
Financial instruments and financial risk management
Average exchange rate | $ / $	1.3407
Principal amount		$ 600,000
Annual nominal interest rate (in percentage)		5.125%
Annual interest rate on notional amount (as a percent)		4.82%